Subscriptions payable for senior secured convertible promissory notes (Detail) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2013	Dec. 31, 2012	Mar. 08, 2013	Dec. 31, 2012 Secured Convertible Promissory Notes [Member]	Mar. 08, 2013 Senior Secured Notes [Member]	Dec. 31, 2012 Senior Secured Notes [Member]	Mar. 31, 2013 Senior Secured Notes [Member]
Debt Instrument, Interest Rate, Stated Percentage	18.00%		18.00%		18.00%	18.00%
Maximum Amount of Secured Notes Authorized to Issue	$ 2,000,000		$ 2,000,000
Debt Instrument, Maturity Date, Description			six
Debt Instrument, Convertible, Conversion Price (in Dollars per share)	$ 0.20		$ 0.20
Debt Conversion, Original Debt, Amount			4,000,000
Debt Instrument, Convertible, Terms of Conversion Feature			20%
Debt Instrument, Face Amount	430,000		430,000
Interest Payable, Current	81,864	80,071	81,864		8,516		8,516	66,520
Notes Issued						2,000,000
Convertible Notes Payable, Current								2,000,000
Proceeds from Convertible Debt	60,000	1,570,000	430,000				430,000
Debt Instrument Term	6 months		6 months
Derivative Liability, Fair Value, Net				5,737,000
Debt Instrument, Increase, Accrued Interest		$ 428,467	$ 8,516